SCHEDULE OF FINANCIAL INSTRUMENTS MEASUREMENT AT FAIR VALUE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Cash	$ 739,006	$ 682,860
Total assets	739,006	682,860
Total liabilities
Fair value, net asset (liability)	739,006	682,860
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Cash
Total assets
Total liabilities
Fair value, net asset (liability)
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Cash
Total assets
Total liabilities
Fair value, net asset (liability)